Other Payables	12 Months Ended
Dec. 31, 2017
Other Payables [Abstract]
Other Payables

Note 8 - Other Payables

	As of December 31
	2017	2016
	USD thousands
Due to related parties	1,059	548
Due to GHP (note 4)	167	-
Accrued expenses	326	76
Government authorities	107	-
Payroll related payables	87	134
Deferred income (1)	95	-
	1,841	758

(1)	On March 2, 2017, the Group signed an agreement with a distributor granting exclusive right and license to manufacture, distribute and sell certain of the Groups products in South Korea, in accordance with the agreement between the parties.